Fair value of financial instruments - Carrying value and an estimated fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	$ 1,253,052	$ 863,812	$ 1,178,170
Securities at amortized cost	637,422	165,564
Loans at amortized cost, net	5,713,022	4,896,647
Customers' liabilities under acceptances	201,515	74,366
Investment property	0	3,214	3,494
Deposits	3,037,457	3,140,875
Securities sold under repurchase agreements	427,497	10,663
Borrowings and debt, net (3)	3,321,911	1,985,070	$ 3,138,310	$ 3,518,446
Acceptances outstanding	201,515	74,366
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	1,253,052	863,812
Securities at amortized cost	637,422	165,564
Loans at amortized cost, net	5,707,709	4,891,698
Customers' liabilities under acceptances	201,515	74,366
Investment property	0	3,214
Deposits	3,037,457	3,140,875
Securities sold under repurchase agreements	427,497	10,663
Borrowings and debt, net (3)	3,304,178	1,966,271
Acceptances outstanding	201,515	74,366
Fair Value
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	1,253,052	863,812
Securities at amortized cost	632,848	168,110
Loans at amortized cost, net	5,806,915	4,972,599
Customers' liabilities under acceptances	201,515	74,366
Investment property	0	3,214
Deposits	3,037,457	3,140,875
Securities sold under repurchase agreements	427,497	10,663
Borrowings and debt, net (3)	3,294,135	1,989,719
Acceptances outstanding	201,515	74,366
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	0	0
Securities at amortized cost	0	0
Loans at amortized cost, net	0	0
Customers' liabilities under acceptances	0	0
Investment property	0	0
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net (3)	0	0
Acceptances outstanding	0	0
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	1,253,052	863,812
Securities at amortized cost	628,284	157,698
Loans at amortized cost, net	5,806,915	4,972,599
Customers' liabilities under acceptances	201,515	74,366
Investment property	0	0
Deposits	3,037,457	3,140,875
Securities sold under repurchase agreements	427,497	10,663
Borrowings and debt, net (3)	3,294,135	1,989,719
Acceptances outstanding	201,515	74,366
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	0	0
Securities at amortized cost	4,564	10,412
Loans at amortized cost, net	0	0
Customers' liabilities under acceptances	0	0
Investment property	0	3,214
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net (3)	0	0
Acceptances outstanding	$ 0	$ 0